March 31, 2009



Volumetric Fund, Inc.
A No-Load Mutual Fund



----------------------                                           1

First Quarter
Report 2009
















               Volumetric Fund, Inc.

                     (Logo)
















To our shareholders:

	After a weak start in the first quarter of 2009, the stock market has turned the corner on March 9. It staged a powerful rally and cut its losses. Even after the rally, the market still declined 11.7% during the quarter, as measured by the Standard & Poor's 500 Index. Volumetric, as typical in down markets, again outperformed most major indices with only
a 7.6% loss, as indicated in the table below.   Overall, the Fund's net
asset value (NAV) closed at $11.40 on March 31, down $0.94 from $12.34, since December 31, 2008. As you can see, we continue to greatly outperform the market with our 'Volume & Range' system since its introduction on September 1, 2000.

    			       First Quarter       Since
                                    2009        9/1/2000*

    Volumetric Fund	          - 7.6%	   - 6.9%
    S&P 500 Index       	  -11.7	           -47.5
    NYSE Index	                  -13.5	           -30.4
    Dow-Jones 30 	          -13.3	           -32.3
    NASDAQ Comp.	          - 3.1	           -63.9

       *Introduction of 'Volume and Range' system

    The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, closed out the quarter at $125,060. This is equivalent to an 8.71% compounded growth rate since the Fund's inception 30 years ago.

PORTFOLIO REVIEW

    Since December 31, 2008, we have reduced our cash position from 38.5% to 28.5%, as of March 31, 2009. For a brief period, prior to the March 9 turnaround, we had even kept our cash over 50%.

    At the end of the quarter we had 53 securities in our diversified portfolio. We purchased 34 securities during the first quarter and sold 28, as indicated below.

	Purchases: Allete, A.O. Smith, Citrix Systems, Conagra, Danaher, Diamond Offshore, Edison International, EOG Resources, Hanover Insurance Group, Intel, Juniper Network, Martin Marietta Materials, Maxim Integrated Products, McDonalds, McGraw Hill, Microchip Technology, Middleby, Pfizer, Powershares QQQ Trust, Public Service Enterprises, Raytheon, Research in Motion, Sensient Technology, Sigma Aldrich, SPDR Financials ETF, SPDR Gold ETF, SPDR Home Builders ETF, SPDR Technology ETF, Steelcase, Tiffany, Travelers Companies, US Steel, Verisign, Walmart and XTO Energy.

    Sales: Alexander & Baldwin, Ametek, Bed, Bath & Beyond, BJ's Wholesale Club, Boston Scientific, Broadcom, Curtiss-Wright, CVS-Caremark, Ebay, Fortune Brands, Genuine Parts, Hain Celestial, Harris, Helen of Troy, Honeywell, National Semiconductor, Overseas Shipholding, Petsmart, Phillips-Van Heusen, RPM Inter-national, Smuckers JM, SPDR Health Trust ETF, SPDR Retail Trust ETF, Stericycle, Timberland, Toro, Trinity Industries and Weyerhaeuser.

                TOP TEN COMMON STOCK HOLDINGS*
                ------------------------------
                      (as of 3/31/2009)

			               % of Total     % Gain

Dress Barn	                       1.96%	        37.0%
Lancaster Colony          	       1.89	        36.9
Bristol-Myers Squibb	               1.58	        22.4
Praxair	                               1.56	        14.7
C.H. Robinson	                       1.32	       -15.4
H.R. Block	                       1.31	       - 7.7
Valero Energy                          1.29	       - 7.0
Middleby	                       1.29	        20.5
Martin Marietta Materials	       1.26	         2.8
IBM	                               1.26	       -15.8

  *Indices and Exchange traded funds (ETFs) are not included

	As you can see from our Statement of Net Assets, during the first quarter we increased our position in exchange traded funds. Through ETFs we can invest in industry groups, instead of an individual stock. For example, by purchasing SPDR Homebuilders ETF, we invest in a portfolio of homebuilders, and not in a more risky stock of a single homebuilder. We also bought a financial ETF, representing mostly banks, and SPDR Gold ETF, following the price of gold.

VOLUMETRIC IS TOP RATED

	We are pleased to report that in the April 9, 2009, mutual fund issue of The Wall Street Journal, Volumetric Fund received an 'A' rating for 1 and 3 year periods ending March 31, 2009. The 'A' rating means that our Fund is ranked in the top 20% among all mutual funds in our category.
The Journal placed us in the so-called 'mid-cap value' category.

ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Thursday, June 11, 2009, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent to shareholders around the middle of May. Shareholders of record at the close of business on April
20, 2009, are entitled to receive proxy material and an invitation to attend the meeting.

    At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of Briggs, Bunting & Dougherty, LLP, as independent auditors of the Fund for 2009. We will also review Volumetric Fund's year-to-date performance.

    We hope to see many of you at our annual meeting.

PRIVACY POLICY

    According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to
their clients and shareholders   annually. To meet this requirement, our
fund's privacy policy is described in the following paragraphs.
    Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

    We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

    We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.


UPDATE AND OUTLOOK

	Good news! The market rally which started on March 10 has accelerated in April. During the first 17 days of April Volumetric Fund's shares advanced 8.3% to $12.35. We are now up 0.1% year to date. The S&P 500
Index is down 3.7%. We have reduced our cash to 22% by adding five new stocks to our portfolio. Many of our stocks moved sharply higher. Our four current leaders are: Dress Barn, the women's apparel retailer, up
69%; Middleby, a manufacturer of food service equipment, up 51%;
Lancaster Colony, a marketer of specialty foods and giftware, up 44%:
and US Steel, up 43%.

    Barring some unexpected developments, we feel confident that the market bottomed out on March 9, 2009. Overall, we are looking for a double digit gain between now and year end. Consequently, this may be the right time to increase your investment in Volumetric Fund.

    Thanks for your trust and confidence. Please do not hesitate to call us, if you have any questions.

April 18, 2009

       Sincerely,


/s/Gabriel Gibs	           /s/Irene Zawitkowski

Gabriel Gibs	           Irene Zawitkowski
Chairman & CEO		   President




        	  VOLUMETRIC FUND, INC.
	         STATEMENT OF NET ASSETS
	             March 31, 2009
	               (Unaudited)

Common Stocks: 71.5%		             MARKET
SHARES	COMPANY	                              VALUE
	Aerospace/Defense: 2.0%
 3,800	Raytheon	                    $147,972
 4,800	Teledyne Technologies*	             128,064
                                           ---------
		                             276,036
                                           ---------
	Building/Construction: 1.1%
14,000	SPDR Homebuilders ETF	             148,680
                                           ---------
	Chemicals: 3.8%
 3,200	Praxair	                             215,328
 6,800	Sensient Technology	             159,800
 4,000	Sigma Aldrich	                     151,160
                                           ---------
		                             526,288
                                           ---------
	Communications: 3.2%
25,000	Earthlink*	                     164,250
 8,500	Juniper Networks*	             127,925
 3,500	Research in Motion*	             150,885
                                           ---------
		                             443,060
                                           ---------
	Computers/Hardware: 1.3%
 1,800	IBM	                             174,402
                                           ---------
	Computers/Software: 1.0%
 6,300	Citrix Systems*	                     142,632
                                           ---------
	Consumer Products: 3.0%
 6,300	Lancaster Colony	             261,324
14,500	Nu-Skin	                             152,105
                                           ---------
		                             413,429
                                           ---------
	Drugs: 2.6%
10,000	Bristol-Myers Squibb	             219,200
10,300	Pfizer	                             140,286
                                           ---------
		                             359,486
                                           ---------
	Electrical/Semiconductor: 4.6%
10,000	Intel	                             150,300
12,000	International Rectifier*	     162,120
13,000	Maxim Integated Products	     171,730
 7,200	Microchip Technology         	     152,568
                                           ---------
  	 	                             636,718
                                           ---------
	Financial Services/Banks: 3.6%
10,000	H&R Block	                     181,900
36,000	SPDR Financial ETF	             317,160
                                           ---------
		                             499,060
                                           ---------
	Foods/Beverage: 1.9%
 9,100	Conagra	                             153,517
 3,550	McCormick	                     104,974
                                           ---------
		                             258,491
                                           ---------
 	Gold: 1.1%
 1,700	SPDR Gold Trust*	             153,476
                                           ---------
	Indexes: 10.6%
 6,300	Dow-Jones Diamond Trust	             477,792
 5,000	Powershares QQQ Trust	             151,600
 6,500	SPDR Standard & Poor 500 Trust       516,880
20,500	SPDR Technology ETF	             320,210
                                           ---------
		                           1,466,482
                                           ---------
	Insurance: 2.2%
 5,000	Hanover Insurance Group	             144,100
 4,000	Travelers Companies	             162,560
                                           ---------
		                             306,660
                                           ---------
	Internet Services: 1.0%
 7,000	Verisign*	                     132,090
                                           ---------



		                             MARKET
SHARES	COMPANY	                              VALUE
	Machinery: 3.5%
 5,700	A.O. Smith	                     143,526
 5,600	Caterpillar	                     156,576
 5,500	Middleby	                     178,365
                                           ---------
 	 	                             478,467
                                           ---------
	Materials/Metals: 4.0%
 2,200	Martin Marietta Materials	     174,460
10,000	SPDR Materials ETF	             222,100
 7,600	US Steel	                     160,588
                                           ---------
		                             557,148
                                           ---------
	Medical /Health : 1.1%
 4,300	McKesson	                     150,672
                                           ---------
	Misc./Diversified: 2.0%
 2,800	Danaher*	                     151,816
25,000	Steelcase	                     125,250
                                           ---------
		                             277,066
                                           ---------
	Oil/Energy: 4.6%
 2,500	Diamond Offshore	             157,150
 2,900	EOG Resources	                     158,804
10,000	Valero Energy	                     179,000
 4,500	XTO Energy	                     137,790
                                           ---------
		                             632,744
                                           ---------
	Precision Instruments: 1.2%
 3,300	Becton Coulter                       168,333
                                           ---------
	Publishing: 1.0%
 6,300	McGraw Hill	                     144,081
                                           ---------
	Restaurants: 1.1%
 2,900	McDonalds	                     158,253
                                           ---------
	Retail: 4.2%
22,100	Dress Barn*	                     271,609
 7,000	Tiffany	                             150,920
 3,000	Walmart	                             156,300
                                           ---------
		                             578,829
                                           ---------
	Textile/Apparel: 1.2%
 3,000	VF Corporation	                     171,330
                                           ---------
	Transportation: 1.3%
 4,000	C.H. Robinson Worldwide	             182,440
                                           ---------
	Utilities: 3.3%
 5,800	Allete Inc.	                     154,802
 5,500	Edison International	             158,455
 5,000	Public Service Enterprise Group	     147,350
                                           ---------
		                             460,607
                                           ---------
TOTAL COMMON STOCKS:
(COST	$10,346,327)	                   9,896,960
                                           ---------
CASH EQUIVALENTS & RECEIVABLES: 28.5%
   Cash		                              19,724
   JP Morgan Interest Bearing Deposit Acct 4,428,162
   Dividends and interest receivable	      18,921
                                           ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	   4,466,807
                                           ---------
TOTAL ASSETS		                  14,363,767
   Less liabilities: Payable to broker	    (515,229)
                                          ----------
NET ASSETS: 100.0%		         $13,848,538
                                          ==========
VOLUMETRIC SHARES OUTSTANDING		   1,215,026
                                           ---------
NET ASSET VALUE PER SHARE		       11.40
                                           =========
*  Non-income producing security









Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
----------------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Houston, Texas

Board of Directors
-------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef  Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer